Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Changes in the Allowance for Doubtful Accounts

The changes in the allowance for doubtful accounts during the years ended December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Balance, beginning of period	$1,388	$1,050
Additions	517	587
Deductions/adjustments	(412)	(249)

Balance, end of period	$1,493	$1,388

Schedule of the Components of inventory, Net of Allowance

The components of inventory, net of allowance, as of December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Finished goods	$14,452	$13,230
Work in process	2,737	3,205
Raw materials	501	337

Total	$17,690	$16,772

Schedule of Changes in the Allowance for Excess and Obsolete Inventory

The changes in the allowance for excess and obsolete inventory during the years ended December 31, 2013 and 2012 are as follows (in thousands):

	December 31,
	2013	2012
Balance, beginning of period	$2,792	$1,975
Additions	641	1,565
Deductions/adjustments	44	(748)

Balance, end of period	$3,477	$2,792

Fair Value, by Balance Sheet Grouping

The fair value measurement of the financial liability was as follows as of December 31, 2012 (in thousands):

	Balance at December 31, 2012
	Level 1	Level 2	Level 3	Balance
Warrant liability	$—	$—	$4,167	$4,167

	$—	$—	$4,167	$4,167

Schedule of Fair Value Measurements of the Financial Liability

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2013 and 2012 (in thousands).

Fair Value Measurements
Balance as of December 31, 2011	$2,524
Warrants issued	—
Total change in fair value	1,643

Balance as of December 31, 2012	4,167
Warrants issued	—
Total change in fair value	5,593
Reclassification from liability to equity	(9,760)

Balance as of December 31, 2013	$—